Consumer Advances Receivable, net (Details 4) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Jan. 31, 2012
Consumer Loans Receivable [Abstract]
January 31, 2012 short-term advances acquisition (Note 5b(i))	1,715	6,585	319,906
Fiscal 2013 Q2 acquired line of credit advances (Note 5b(ii))	47	0
Fiscal 2013 Q3 acquired line of credit advances (Note 5b(ii))	1,173	0	51,491
Fiscal 2013 Q4 acquired line of credit advances (Note 5b(ii))	3,313	0
Carrying amount	6,248	6,585	50,014